Credit substitutes (Tables)	12 Months Ended
Mar. 31, 2011
Available for sale Securities, Credit Substitute

The fair values of credit substitutes by type of instrument as of March 31, 2010 and March 31, 2011 were as follows:

	As of March 31,
	2010				2011
	Amortized Cost		Fair Value		Amortized Cost		Fair Value
	(In millions)
Available for sale credit substitute securities:
Debentures	Rs.	2,233.6	Rs.	2,279.2	Rs.	2,622.2	Rs.	2,584.3
Commercial paper		195.6		197.1		11,904.4		11,906.8

Total	Rs.	2,429.2	Rs.	2,476.3	Rs.	14,526.6	Rs.	14,491.1

					US$	326.1	US$	325.4

Financing Receivable, Credit Substitute, Credit Quality Indicators

The fair values of credit substitutes have been analyzed as follows:

	As of March 31,
	2010		2011		2011
	(In millions)
Performing	Rs.	2,476.3	Rs.	14,491.1	US$	325.3
Impaired–gross balance		313.6		106.7		2.4
Less amounts provided for other than temporary impairments		313.6		106.7		2.4

Impaired credit substitutes, net		—		—		—

Total credit substitutes, net	Rs.	2,476.3	Rs.	14,491.1	US$	325.3

Impaired Financing Receivables, Credit Substitute

Impaired credit substitutes

	As of March 31,
	2010		2011		2011
	(In millions)
Gross impaired credit substitutes:
–on accrual status	Rs.	—	Rs.	—	US$	—
–on non-accrual status		313.6		106.7		2.4

Total	Rs.	313.6	Rs.	106.7	US$	2.4

Gross impaired credit substitutes by industry:
— Textiles & Garments	Rs.	—	Rs.	101.7	US$	2.3
— Drugs and Pharmaceuticals		313.6		5.0	US$	0.1

Total	Rs.	313.6	Rs.	106.7	US$	2.4

Average impaired credit substitutes	Rs.	156.8	Rs.	53.4	US$	1.2

Interest foregone on impaired credit substitutes	Rs.	—	Rs.	—	US$	—

Interest income recognized on impaired credit substitutes	Rs.	—	Rs.	—	US$	—

Interest income recognized on impaired credit substitutes on a cash basis	Rs.	—	Rs.	—	US$	—